Accounting for Stock-Based Compensation	12 Months Ended
Dec. 31, 2011
Accounting for Stock-Based Compensation [Abstract]
Accounting for Stock-Based Compensation

2. Accounting for Stock-Based Compensation

Stock-based compensation awards are granted under the Community Health Systems, Inc. Amended and Restated 2000 Stock Option and Award Plan, amended and restated as of March 24, 2009 (the “2000 Plan”), and the Community Health Systems, Inc. 2009 Stock Option and Award Plan, amended and restated as of March 18, 2011 (the “2009 Plan”).

The 2000 Plan allows for the grant of incentive stock options intended to qualify under Section 422 of the Internal Revenue Code (“IRC”), as well as stock options which do not so qualify, stock appreciation rights, restricted stock, restricted stock units, performance-based shares or units and other share awards. Prior to being amended in 2009, the 2000 Plan also allowed for the grant of phantom stock. Persons eligible to receive grants under the 2000 Plan include the Company’s directors, officers, employees and consultants. To date, all options granted under the 2000 Plan have been “nonqualified” stock options for tax purposes. Generally, vesting of these granted options occurs in one-third increments on each of the first three anniversaries of the award date. Options granted prior to 2005 have a 10-year contractual term, options granted in 2005 through 2007 have an eight-year contractual term and options granted in 2008 or later have a 10-year contractual term. As of December 31, 2011, 332,747 shares of unissued common stock were reserved for future grants under the 2000 Plan.

The 2009 Plan provides for the grant of incentive stock options intended to qualify under Section 422 of the IRC and for the grant of stock options which do not so qualify, stock appreciation rights, restricted stock, restricted stock units, performance-based shares or units and other share awards. Persons eligible to receive grants under the 2009 Plan include the Company’s directors, officers, employees and consultants. To date, all options granted under the 2009 Plan have been “nonqualified” stock options for tax purposes. Options granted in 2011 have a 10-year contractual term. As of December 31, 2011, 2,773,489 shares of unissued common stock were reserved for future grants under the 2009 Plan.

The exercise price of all options granted is equal to the fair value of the Company’s common stock on the option grant date.

The following table reflects the impact of total compensation expense related to stock-based equity plans on the reported operating results for the respective periods (in thousands):

	Year Ended December 31,
	2011	2010	2009
Effect on income from continuing operations before income taxes	$(42,542)	$(38,779)	$(44,501)

Effect on net income	$(27,014)	$(24,625)	$(26,986)

At December 31, 2011, $59.0 million of unrecognized stock-based compensation expense was expected to be recognized over a weighted-average period of 22 months. Of that amount, $13.1 million relates to outstanding unvested stock options expected to be recognized over a weighted-average period of 22 months and $45.9 million relates to outstanding unvested restricted stock, restricted stock units and phantom shares expected to be recognized over a weighted-average period of 22 months. There were no modifications to awards during the years ended December 31, 2011, 2010 and 2009.

The fair value of stock options was estimated using the Black-Scholes option pricing model with the following assumptions during the years ended December 31, 2011, 2010 and 2009:

	Year Ended December 31,
	2011	2010	2009
Expected volatility	33.8%	33.7%	40.7%
Expected dividends	0	0	0
Expected term	4 years	3.1 years	4 years
Risk-free interest rate	1.63%	1.41%	1.64%

In determining the expected term, the Company examined concentrations of option holdings and historical patterns of option exercises and forfeitures, as well as forward-looking factors, in an effort to determine if there were any discernable employee populations. From this analysis, the Company identified two primary employee populations, one consisting of certain senior executives and the other consisting of substantially all other recipients.

The expected volatility rate was estimated based on historical volatility. In determining expected volatility, the Company also reviewed the market-based implied volatility of actively traded options of its common stock and determined that historical volatility utilized to estimate the expected volatility rate did not differ significantly from the implied volatility.

The expected term computation is based on historical exercise and cancellation patterns and forward-looking factors, where present, for each population identified. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of the grant. The pre-vesting forfeiture rate is based on historical rates and forward-looking factors for each population identified. The Company adjusts the estimated forfeiture rate to its actual experience.

Options outstanding and exercisable under the 2000 Plan and 2009 Plan as of December 31, 2011, and changes during each of the years in the three-year period ended December 31, 2011 were as follows (in thousands, except share and per share data):

	Shares	Weighted - Average Exercise Price	Weighted - Average Remaining Contractual Term	Aggregate Intrinsic Value as of December 31, 2011
Outstanding at December 31, 2008	8,764,084	$30.97
Granted	1,313,000	19.43
Exercised	(680,898)	18.74
Forfeited and cancelled	(442,105)	31.27

Outstanding at December 31, 2009	8,954,081	30.19
Granted	1,447,500	33.89
Exercised	(2,194,862)	25.88
Forfeited and cancelled	(372,387)	29.80

Outstanding at December 31, 2010	7,834,332	32.08
Granted	1,505,000	35.87
Exercised	(623,341)	30.34
Forfeited and cancelled	(326,849)	33.69

Outstanding at December 31, 2011	8,389,142	$32.83	5.3 years	$120

Exercisable at December 31, 2011	5,884,262	$32.74	3.9 years	$74

The weighted-average grant date fair value of stock options granted during the years ended December 31, 2011, 2010 and 2009, was $10.07, $8.47 and $6.61, respectively. The aggregate intrinsic value (the number of in-the-money stock options multiplied by the difference between the Company’s closing stock price on the last trading day of the reporting period ($17.45) and the exercise price of the respective stock options) in the table above represents the amount that would have been received by the option holders had all option holders exercised their options on December 31, 2011. This amount changes based on the market value of the Company’s common stock. The aggregate intrinsic value of options exercised during the years ended December 31, 2011, 2010 and 2009 was $6.1 million, $28.9 million and $7.6 million, respectively. The aggregate intrinsic value of options vested and expected to vest approximates that of the outstanding options.

The Company has also awarded restricted stock under the 2000 Plan and the 2009 Plan to its directors and employees of certain subsidiaries. The restrictions on these shares generally lapse in one-third increments on each of the first three anniversaries of the award date. Certain of the restricted stock awards granted to the Company’s senior executives contain a performance objective that must be met in addition to any vesting requirements. If the performance objective is not attained, the awards will be forfeited in their entirety. Once the performance objective has been attained, restrictions will lapse in one-third increments on each of the first three anniversaries of the award date. Notwithstanding the above-mentioned performance objectives and vesting requirements, the restrictions will lapse earlier in the event of death, disability or termination of employment by the Company for any reason other than for cause of the holder of the restricted stock, or change in control of the Company. Restricted stock awards subject to performance standards are not considered outstanding for purposes of determining earnings per share until the performance objectives have been satisfied.

Restricted stock outstanding under the 2000 Plan and the 2009 Plan as of December 31, 2011, and changes during each of the years in the three-year period ended December 31, 2011 was as follows:

	Shares	Weighted - Average Grant Date Fair Value
Unvested at December 31, 2008	1,684,207	$35.57
Granted	1,188,814	18.45
Vested	(965,478)	37.08
Forfeited	(10,002)	32.52

Unvested at December 31, 2009	1,897,541	24.09
Granted	1,099,000	33.83
Vested	(860,749)	27.04
Forfeited	(10,501)	27.84

Unvested at December 31, 2010	2,125,291	27.92
Granted	1,109,949	37.57
Vested	(1,009,959)	27.40
Forfeited	(17,669)	35.68

Unvested at December 31, 2011	2,207,612	32.95

Phantom stock and restricted stock units (“RSUs”) have been granted to the Company’s outside directors under the 2000 Plan and the 2009 Plan. On February 25, 2009, each of the Company’s outside directors received a grant under the 2000 Plan of 7,151 shares of phantom stock. On May 19, 2009, the newly elected outside director received a grant under the 2000 Plan of 7,151 RSUs. On February 24, 2010, six of the Company’s seven outside directors each received a grant under the 2000 Plan of 4,130 RSUs and one outside director, who did not stand for reelection in 2010, did not receive such a grant. On February 23, 2011, each of the Company’s outside directors received a grant under the 2009 Plan of 3,688 RSUs. Vesting of these shares of phantom stock and RSUs occurs in one-third increments on each of the first three anniversaries of the award date.

Phantom stock and RSUs outstanding as of December 31, 2011, and changes during each of the years in the three-year period ended December 31, 2011 were as follows:

	Shares	Weighted - Average Grant Date Fair Value
Unvested at December 31, 2008	—	$—
Phantom Stock Granted February 25, 2009	42,906	18.18
RSUs Granted May 19, 2009	7,151	25.27
Vested	—	—
Forfeited	—	—

Unvested at December 31, 2009	50,057	19.19
RSUs Granted February 24, 2010	24,780	33.90
Vested	(21,449)	18.97
Forfeited	—	—

Unvested at December 31, 2010	53,388	26.11
RSUs Granted February 23, 2011	22,128	37.96
Vested	(22,560)	24.68
Forfeited	—	—

Unvested at December 31, 2011	52,956	31.67

Under the Directors’ Fees Deferral Plan, the Company’s outside directors may elect to receive share equivalent units in lieu of cash for their directors’ fees. These share equivalent units are held in the plan until the director electing to receive the share equivalent units retires or otherwise terminates his/her directorship with the Company. Share equivalent units are converted to shares of common stock of the Company at the time of distribution based on the closing market price of the Company’s common stock on that date. The following table represents the amount of directors’ fees which were deferred during each of the respective periods, and the number of share equivalent units into which such directors’ fees would have converted had each of the directors who had deferred such fees retired or terminated his/her directorship with the Company as of the end of the respective periods (in thousands, except share equivalent units):

	Year Ended December 31,
	2011	2010	2009
Directors’ fees earned and deferred into plan	$220	$180	$80

Share equivalent units	9,974	5,207	3,284

At December 31, 2011, a total of 28,775 share equivalent units were deferred in the plan with an aggregate fair value of $0.5 million, based on the closing market price of the Company’s common stock at December 31, 2011 of $17.45.